Bank Loans (Activity In The Allowance For Loan Losses By Portfolio Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	$ 29,787	$ 20,731
Provision	15,659	9,069
Charge-offs	(296)	(144)
Recoveries	13	131
Ending Balance	45,163	29,787
Commercial And Industrial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	24,748	16,609
Provision	10,646	8,139
Charge-offs	(267)
Ending Balance	35,127	24,748
Securities-Based Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	1,607	1,099
Provision	1,487	508
Ending Balance	3,094	1,607
Residential Real Estate [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	1,241	787
Provision	1,430	544
Charge-offs	(13)	(144)
Recoveries	2	54
Ending Balance	2,660	1,241
Qualitative [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	1,454	1,581
Provision	733	(127)
Ending Balance	2,187	1,454
Consumer [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	105	156
Provision	38	(58)
Charge-offs	(16)
Recoveries	2	7
Ending Balance	129	105
Commercial Real Estate [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	264	232
Provision	1,090	(30)
Recoveries	9	62
Ending Balance	1,363	264
Construction And Land [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	78
Provision	154	78
Ending Balance	232	78
Home Equity Lines Of Credit [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	290	267
Provision	81	15
Recoveries		8
Ending Balance	$ 371	$ 290